Investment Securities - Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale, Amortized Cost
Due in one year or less
Due after one year through five years	3,594
Due after five years through ten years	20,538
Due after ten years	89,061
Total Amortized Cost	673,226	$ 465,434
Available-for-sale, Estimated Fair Value
Due in one year or less
Due after one year through five years	3,701
Due after five years through ten years	21,446
Due after ten years	91,619
Total Fair Value	678,749	$ 464,383
Residential Mortgage Backed Securities [Member]
Available-for-sale, Amortized Cost
Total Amortized Cost	536,215
Available-for-sale, Estimated Fair Value
Total Fair Value	537,027
Commercial Mortgage Backed Securities [Member]
Available-for-sale, Amortized Cost
Total Amortized Cost	23,818
Available-for-sale, Estimated Fair Value
Total Fair Value	$ 24,956